Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

($ millions)	2022	2021
Employee future benefits (Note 23)	274	259
Equity investments (1)	201	92
Supplemental Executive Retirement Plan ("SERP")	155	165
RECs (Note 8)	142	112
Derivatives	118	40
Other investments	115	86
Operating leases (Note 15)	43	40
Deferred compensation plan	40	42
Other	125	119
	1,213	955
(1)    Includes investments in Belize Electricity and Wataynikaneyap Partnership